Debt - Summary of convertible note (Details) - USD ($)	Jun. 30, 2025	May 31, 2024
Notes Payable
Loan principal secured amount		$ 500,000
Percentage of interest on loans		10.00%
May 2025 convertible note
Notes Payable
Loan principal secured amount	$ 5,000,000
Percentage of interest on loans	15.00%